Leases	12 Months Ended
Dec. 31, 2025
Leases Disclosures [Abstract]
Leases	Note 25. Leases
Accounting policies
Leases
A lease is defined as a contract that conveys the right
to control the use of an identified asset for a period of
time in exchange for consideration. At the date at
which the underlying asset is made available for
Equinor, the present value of future lease payments
(including extension options considered reasonably
certain to be exercised) is recognised as a lease
liability. The present value is calculated using
Equinor’s incremental borrowing rate. A corresponding
right-of-use (RoU) asset is recognised, including lease
payments and direct costs incurred at the
commencement date. Lease payments are reflected
as interest expense and a reduction of lease liabilities.
The RoU assets are depreciated on a systematic
basis, over the shorter of each contract’s term and the
assets’ useful life, and in line with Equinor’s policy for
depreciation of similar or other relevant underlying
assets.
Short-term leases (12 months or less) and leases of
low-value assets are expensed or (if appropriate)
capitalised as incurred, depending on the activity in
which the leased asset is used.
Many of Equinor’s lease contracts, such as rig and
vessel leases, involve several additional services and
components, including personnel cost, maintenance,
drilling related activities, and other items. For a
number of these contracts, the additional services
represent a not inconsiderable portion of the total
contract value. Non-lease components within lease
contracts are accounted for separately for all underlying
classes of assets and reflected in the relevant expense
category or (if appropriate) capitalised as incurred,
depending on the activity involved.
Accounting judgement regarding leases
In the oil and gas industry, where activity frequently is
carried out through joint arrangements or similar
arrangements, the application of IFRS 16 Leases
requires evaluations of whether the joint arrangement or
its operator is the lessee in each lease agreement and
consequently whether such contracts should be reflected
gross (100%) in the operator’s financial statements, or
according to each joint operation partner’s proportionate
share of the lease.
In many cases where an operator is the sole signatory to
a lease contract of an asset to be used in the activities of a specific joint operation, the operator does so implicitly
or explicitly on behalf of the joint arrangement. In certain jurisdictions, and importantly for Equinor as this includes
the Norwegian continental shelf (NCS), the concessions
granted by the authorities establish both a right and an
obligation for the operator to enter into necessary
agreements in the name of the joint operations (licences).
As is the customary norm in upstream activities operated
through joint arrangements, the operator will manage the
lease, pay the lessor, and subsequently re-bill the
partners for their share of the lease costs.
In each such instance, it is necessary to determine
whether the operator is the sole lessee in the external
lease arrangement, and if so, whether the billings to
partners may represent sub-leases, or whether it is in fact
the joint arrangement which is the lessee, with each
participant accounting for its proportionate share of the
lease. Where all partners in a licence are considered to
share the primary responsibility for lease payments under
a contract, Equinor’s proportionate share of the related
lease liability and RoU asset will be recognised net by
Equinor. When Equinor is considered to have the primary
responsibility for the full external lease payments, the
lease liability is recognised gross (100%).
Equinor leases certain assets, notably drilling rigs,
transportation vessels, storages and office facilities for
operational activities. Equinor has the primary
responsibility for the full external lease payments in the
majority of the lease contracts, and the use of leases
serves operational purposes rather than as a tool for
financing.
Equinor recognised revenues of USD 294 million in
2025 and USD 269 million in 2024 related to lease
costs recovered from licence partners related to lease
contracts being recognised gross by Equinor.
Commitments relating to lease contracts which had not
yet commenced at year-end are included within note 26
Other commitments, contingent liabilities and contingent
assets.
A maturity profile based on undiscounted contractual
cash flows for lease liabilities is disclosed in note 4
Financial risk and capital management.

Information related to lease payments and lease liabilities
(in USD million)		2025		2024

Lease liabilities at 1 January		3,510		3,570
New leases, including remeasurements and cancellations		1,229		1,595
Gross lease payments	(1,638)		(1,682)
Lease interest	165		167
Lease repayments	(1,474)	(1,474)	(1,515)	(1,515)
Foreign currency translation effects		147		(141)

Lease liabilities at 31 December		3,412		3,510

Current lease liabilities		1,190		1,249
Non-current lease liabilities		2,221		2,261

Non-current lease liabilities maturity profile
	At 31 December
(in USD million)	2025	2024

Year 2 and 3	1,001	1,165
Year 4 and 5	367	431
After 5 years	853	665

Total repayment of non-current lease liabilities	2,221	2,261
The Right of use assets are included within the line item
Property, plant and equipment in the Consolidated
balance sheet. See also note 12 Property, plant and
equipment.